FINANCE INCOME AND COSTS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense:
Loans and notes	₽ 30,105	₽ 25,589	₽ 22,088
Amortization of debt issuance costs	489	415	623
Lease obligations	13,416	12,852	954
Provisions: unwinding of discount	113	151	70
Total interest expense	44,123	39,007	23,735
Loss on financial instruments	780	1,008	2,486
Other finance costs	153	47	97
Total finance costs	45,056	40,062	26,318
Less: amounts capitalized on qualifying assets	(550)	(460)	(307)
Debt modification/derecognition and other loss/(gain)	2,862	(2,614)
Finance costs	47,368	36,988	26,011
Finance income on loans and receivables
Interest income on bank deposits	3,322	4,788	4,525
Interest income on loans issued	91	357	330
Other finance income	943	442	400
Finance income	4,356	5,587	5,255
Net finance costs	₽ 43,012	₽ 31,401	₽ 20,756
Annual weighted average capitalization rates	8.10%	8.20%	8.20%